Related Party Transactions - Schedule of Nature and Amount of Other Related Party Transactions (Details) - Other related parties [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Nature and Amount of Other Related Party Transactions [Line Items]
Revenues	€ 1,549	€ 28
Equity based expenses: strategic advisors	261,389
Equity based expenses: other related parties	6,212	423	20
General and administrative expenses	1,971	1,119
Other income (expenses)	780	(1)	350
Total related party transactions reported in the Consolidated Statement of Profit or Loss	€ (268,803)	€ (1,513)	€ (370)